Annual Fund Operating Expenses	Feb. 28, 2025
1789 Growth and Income Fund Class P Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.03%
1789 Growth and Income Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	2.03%

[1]	Acquired Fund Fees and Expenses are an indirect cost. Total Annual Fund Operation Expenses will not correlate to the ratio of average net assets in the Financial Highlights.